Current and long-term debt - Schedule of debt rollforward by facility (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jul. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		$ 82,898	$ 66,797
Expense Due to Accretion of Convertible Notes		6,995	6,435
Reconciliation Of Changes In Borrowings [Roll Forward]
Drawdowns		0	142,025
Repayments		(166,755)	$ (167,491)
Long-term debt		1,094,910		$ 1,192,000
Convertible Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		1,700
Expense Due to Accretion of Convertible Notes		2,800
Reconciliation Of Changes In Borrowings [Roll Forward]
Repayments	$ (142,700)
Convertible Notes due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		3,100
Expense Due to Accretion of Convertible Notes		4,200
Gross carrying amount [member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	2,841,728	2,933,854
Drawdowns		74,909
Repayments		(176,150)
Other Activity		9,115
Carrying Value as of June 30, 2019		2,841,728
Current portion of long-term debt		434,037
Long-term debt		2,407,691
Gross carrying amount [member] | KEXIM Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	282,475	299,300
Drawdowns		0
Repayments		(16,825)
Other Activity		0
Carrying Value as of June 30, 2019		282,475
Current portion of long-term debt		33,650
Long-term debt		248,825
Gross carrying amount [member] | ABN AMRO Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	96,230	100,508
Drawdowns		0
Repayments		(4,278)
Other Activity		0
Carrying Value as of June 30, 2019		96,230
Current portion of long-term debt		8,553
Long-term debt		87,677
Gross carrying amount [member] | ING Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	137,808	144,176
Drawdowns		0
Repayments		(6,368)
Other Activity		0
Carrying Value as of June 30, 2019		137,808
Current portion of long-term debt		12,738
Long-term debt		125,070
Gross carrying amount [member] | 2018 NIBC Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	33,234	34,851
Drawdowns		0
Repayments		(1,617)
Other Activity		0
Carrying Value as of June 30, 2019		33,234
Current portion of long-term debt		3,230
Long-term debt		30,004
Gross carrying amount [member] | 2017 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	138,133	144,765
Drawdowns		0
Repayments		(6,632)
Other Activity		0
Carrying Value as of June 30, 2019		138,133
Current portion of long-term debt		13,266
Long-term debt		124,867
Gross carrying amount [member] | Credit Agricole Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	92,344	96,211
Drawdowns		0
Repayments		(4,283)
Other Activity		416
Carrying Value as of June 30, 2019		92,344
Current portion of long-term debt		7,768
Long-term debt		84,576
Gross carrying amount [member] | ABN / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	45,283	46,832
Drawdowns		0
Repayments		(1,925)
Other Activity		376
Carrying Value as of June 30, 2019		45,283
Current portion of long-term debt		3,123
Long-term debt		42,160
Gross carrying amount [member] | Citibank / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	94,358	97,609
Drawdowns		0
Repayments		(4,208)
Other Activity		957
Carrying Value as of June 30, 2019		94,358
Current portion of long-term debt		6,564
Long-term debt		87,794
Gross carrying amount [member] | ABN / SEB Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	109,075	114,825
Drawdowns		0
Repayments		(5,750)
Other Activity		0
Carrying Value as of June 30, 2019		109,075
Current portion of long-term debt		11,500
Long-term debt		97,575
Gross carrying amount [member] | Ocean Yield Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	153,608	158,757
Drawdowns		0
Repayments		(5,246)
Other Activity		97
Carrying Value as of June 30, 2019		153,608
Current portion of long-term debt		10,696
Long-term debt		142,912
Gross carrying amount [member] | CMBFL Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	58,837	61,198
Drawdowns		0
Repayments		(2,454)
Other Activity		93
Carrying Value as of June 30, 2019		58,837
Current portion of long-term debt		4,729
Long-term debt		54,108
Gross carrying amount [member] | BCFL Lease Financing (LR2s) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	94,006	97,454
Drawdowns		0
Repayments		(3,737)
Other Activity		289
Carrying Value as of June 30, 2019		94,006
Current portion of long-term debt		7,434
Long-term debt		86,572
Gross carrying amount [member] | CSSC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	242,776	251,832
Drawdowns		0
Repayments		(8,655)
Other Activity		(401)
Carrying Value as of June 30, 2019		242,776
Current portion of long-term debt		18,088
Long-term debt		224,688
Gross carrying amount [member] | BCFL Lease Financing (MRs) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	93,423	98,831
Drawdowns		0
Repayments		(5,408)
Other Activity		0
Carrying Value as of June 30, 2019		93,423
Current portion of long-term debt		11,391
Long-term debt		82,032
Gross carrying amount [member] | 2018 CMBFL Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	131,485	136,543
Drawdowns		0
Repayments		(5,058)
Other Activity		0
Carrying Value as of June 30, 2019		131,485
Current portion of long-term debt		10,113
Long-term debt		121,372
Gross carrying amount [member] | $116.0 Million Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	109,431	112,674
Drawdowns		0
Repayments		(3,243)
Other Activity		0
Carrying Value as of June 30, 2019		109,431
Current portion of long-term debt		6,892
Long-term debt		102,539
Gross carrying amount [member] | AVIC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	133,207	139,103
Drawdowns		0
Repayments		(5,896)
Other Activity		0
Carrying Value as of June 30, 2019		133,207
Current portion of long-term debt		11,794
Long-term debt		121,413
Gross carrying amount [member] | China Huarong Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	130,500	137,250
Drawdowns		0
Repayments		(6,750)
Other Activity		0
Carrying Value as of June 30, 2019		130,500
Current portion of long-term debt		13,500
Long-term debt		117,000
Gross carrying amount [member] | $157.5 Million Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	145,014	152,086
Drawdowns		0
Repayments		(7,072)
Other Activity		0
Carrying Value as of June 30, 2019		145,014
Current portion of long-term debt		14,142
Long-term debt		130,872
Gross carrying amount [member] | COSCO Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	80,300	84,150
Drawdowns		0
Repayments		(3,850)
Other Activity		0
Carrying Value as of June 30, 2019		80,300
Current portion of long-term debt		7,700
Long-term debt		72,600
Gross carrying amount [member] | Leases 3 MR IFRS16 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	47,663	0
Drawdowns		50,715
Repayments		(3,345)
Other Activity		293
Carrying Value as of June 30, 2019		47,663
Current portion of long-term debt		7,046
Long-term debt		40,617
Gross carrying amount [member] | Leases 7 Handymax IFRS 16 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	20,410	0
Drawdowns		24,194
Repayments		(3,784)
Other Activity		0
Carrying Value as of June 30, 2019		20,410
Current portion of long-term debt		13,662
Long-term debt		6,748
Gross carrying amount [member] | Unsecured Senior Notes Due 2020 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	53,750	53,750
Drawdowns		0
Repayments		0
Other Activity		0
Carrying Value as of June 30, 2019		53,750
Current portion of long-term debt		53,750
Long-term debt		0
Gross carrying amount [member] | Unsecured Senior Notes Due 2019 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	0	57,500
Drawdowns		0
Repayments		(57,500)
Other Activity		0
Carrying Value as of June 30, 2019		0
Current portion of long-term debt		0
Long-term debt		0
Gross carrying amount [member] | Convertible Senior Notes Due 2019 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	142,708	142,180
Drawdowns		0
Repayments		(2,266)
Other Activity		2,794
Carrying Value as of June 30, 2019		142,708
Current portion of long-term debt		142,708
Long-term debt		0
Gross carrying amount [member] | Convertible Notes due 2022 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	175,670	171,469
Drawdowns		0
Repayments		0
Other Activity		4,201
Carrying Value as of June 30, 2019		175,670
Current portion of long-term debt		0
Long-term debt		175,670		$ 171,500
Deferred financing fees [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	(19,283)	(23,539)
Drawdowns		(107)
Repayments		0
Other Activity		4,363
Carrying Value as of June 30, 2019		(19,283)
Current portion of long-term debt		(2,097)
Long-term debt		(17,186)
Deferred financing fees [Member] | Unsecured Senior Notes Due 2020 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	300	500
Carrying Value as of June 30, 2019		300
Net carrying amount [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018	$ 2,822,445	2,910,315
Drawdowns		74,802
Repayments		(176,150)
Other Activity		13,478
Carrying Value as of June 30, 2019		2,822,445
Current portion of long-term debt		431,940
Long-term debt		$ 2,390,505